Notes to the statement of financial position - Trade receivables, other financial assets, movement in provision for impaired receivables (Details) - Trade receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed [line items]
Beginning of Period	€ 7,276	€ 5,814
Addition	3,780	4,585
Utilization	(680)	(28)
Unused amounts reversed	(5,736)	(3,099)
Currency translation	(287)	4
End of Period	€ 4,353	€ 7,276